Annual Fund Operating Expenses - First Trust International Developed Capital Strength ETF - First Trust International Developed Capital Strength ETF	Dec. 16, 2020
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.70%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.